Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—98.7%
Communication Services—6.3%
AT&T, Inc.
2.250%, 2/1/32	$670	$669
3.650%, 6/1/51	827	835
Comcast Corp. 2.650%, 2/1/30	1,950	2,127
Verizon Communications, Inc. 4.125%, 3/16/27	1,565	1,846
ViacomCBS, Inc. 4.200%, 5/19/32	1,064	1,214
		6,691

Consumer Discretionary—6.8%
BMW US Capital LLC 144A 3.150%, 4/18/24(1)	2,467	2,645
Dollar General Corp. 3.500%, 4/3/30	624	710
Ford Motor Co.
8.500%, 4/21/23	685	747
9.000%, 4/22/25	1,345	1,542
Marriott International, Inc. 3.500%, 10/15/32	1,600	1,577
		7,221

Consumer Staples—5.8%
Coca-Cola Co. (The) 1.000%, 3/15/28	1,450	1,445
Hershey Co. (The) 2.650%, 6/1/50	1,900	1,946
Kroger Co. (The) 3.950%, 1/15/50	936	1,090
Mars, Inc. 144A 2.450%, 7/16/50(1)	1,850	1,750
		6,231

Energy—13.8%
Boardwalk Pipelines LP 4.450%, 7/15/27	1,518	1,634
EOG Resources, Inc. 4.950%, 4/15/50	1,697	2,081
Exxon Mobil Corp.
3.482%, 3/19/30	1,106	1,276
4.327%, 3/19/50	1,443	1,794
HollyFrontier Corp. 4.500%, 10/1/30	1,600	1,549
Marathon Petroleum Corp.
4.500%, 5/1/23	879	949
4.700%, 5/1/25	480	542
Petroleos Mexicanos 6.875%, 8/4/26	1,236	1,186
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,050	1,923
	Par Value	Value

Energy—continued
Plains All American Pipeline LP 3.800%, 9/15/30	$1,535	$1,487
TechnipFMC plc 3.450%, 10/1/22	273	282
		14,703

Financials—28.4%
AerCap Ireland Capital DAC 6.500%, 7/15/25	1,404	1,516
Arch Capital Group Ltd. 3.635%, 6/30/50	1,200	1,287
Avolon Holdings Funding Ltd. 144A 5.500%, 1/15/26(1)	2,328	2,337
BP Capital Markets America, Inc. 3.633%, 4/6/30	1,293	1,484
Chubb INA Holdings, Inc. 1.375%, 9/15/30	2,000	1,971
Citigroup, Inc. 3.106%, 4/8/26	2,454	2,639
Fidelity National Financial, Inc. 3.400%, 6/15/30	612	657
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,290	1,321
3.600%, 6/21/30	1,310	1,351
JPMorgan Chase & Co. 2.739%, 10/15/30	1,428	1,537
Lazard Group LLC 4.375%, 3/11/29	1,428	1,638
Morgan Stanley
3.875%, 4/29/24	2,572	2,834
3.971%, 7/22/38	735	870
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	1,760	2,053
Penske Truck Leasing Co., LP 144A 3.450%, 7/1/24(1)	1,012	1,095
Reinsurance Group of America, Inc. 3.150%, 6/15/30	841	916
Schlumberger Investment S.A. 2.650%, 6/26/30	1,778	1,799
Truist Bank 2.250%, 3/11/30	720	741
UBS Group AG 144A 1.364%, 1/30/27(1)	1,065	1,064
Wells Fargo & Co. 1.654%, 6/2/24	1,121	1,142
		30,252

	Par Value	Value

Health Care—1.2%
Danaher Corp. 2.600%, 10/1/50	$1,298	$1,265
Industrials—13.5%
3M Co.
2.375%, 8/26/29	795	860
3.700%, 4/15/50	1,725	2,064
Baker Hughes a GE Co. LLC 4.486%, 5/1/30	1,449	1,649
Boeing Co. (The)
3.750%, 2/1/50	530	485
5.805%, 5/1/50	1,001	1,207
Carrier Global Corp.
144A 2.722%, 2/15/30(1)	1,500	1,566
144A 3.577%, 4/5/50(1)	1,443	1,523
General Electric Co.
3.625%, 5/1/30	1,134	1,176
4.350%, 5/1/50	746	759
L3Harris Technologies, Inc. 3.850%, 12/15/26	1,053	1,211
Xylem, Inc. 2.250%, 1/30/31	1,763	1,868
		14,368

Information Technology—8.6%
Dell International LLC 144A 6.200%, 7/15/30(1)	1,531	1,836
HP, Inc.
3.000%, 6/17/27	604	653
3.400%, 6/17/30	970	1,039
Intuit, Inc.
0.950%, 7/15/25	1,239	1,251
1.650%, 7/15/30	600	610
NetApp, Inc.
1.875%, 6/22/25	485	502
2.700%, 6/22/30	1,674	1,732
Oracle Corp. 2.950%, 4/1/30	1,400	1,565
		9,188

Materials—7.3%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	478	681
Bemis Co., Inc. 2.630%, 6/19/30	1,054	1,125
Newmont Corp.
2.250%, 10/1/30	2,451	2,528
6.250%, 10/1/39	450	669
Nucor Corp. 2.000%, 6/1/25	1,913	1,997
See Notes to Schedule of Investments

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Packaging Corporation of America 4.050%, 12/15/49	$665	$793
		7,793

Utilities—7.0%
Boardwalk Pipelines LP 3.400%, 2/15/31	1,525	1,494
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	2,224	2,310
Dominion Energy, Inc. 3.375%, 4/1/30	348	392
Pacific Gas and Electric Co. 2.500%, 2/1/31	1,254	1,194
Transcontinental Gas Pipe Line Co. LLC 144A 3.950%, 5/15/50(1)	2,017	2,081
		7,471

Total Corporate Bonds and Notes (Identified Cost $102,355)		105,183

Total Long-Term Investments—98.7% (Identified Cost $102,355)		105,183

	Shares	Value
Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	1,109,274	$1,109
Total Short-Term Investment (Identified Cost $1,109)		1,109

TOTAL INVESTMENTS—99.7% (Identified Cost $103,464)		$106,292
Other assets and liabilities, net—0.3%		291
NET ASSETS—100.0%		$106,583

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $20,260 or 19.0% of net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
Australia	3
Cayman Islands	2
Luxembourg	2
Ireland	1
Bermuda	1
Mexico	1
Other	1
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$105,183	$—	$105,183
Money Market Mutual Fund	1,109	1,109	—
Total Investments	$106,292	$1,109	$105,183
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX CORPORATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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